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               [Transamerica Life Insurance Company Letterhead]



March 16, 2001


VIA EDGAR

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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  PFL Retirement Builder Variable Annuity Account
     File No. 811-07689, CIK 0001016809
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), PFL Retirement Builder Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the following underlying management investment companies:
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, AIM Variable Insurance Funds, Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Transamerica Variable Insurance Fund, Inc., WRL Series, Fund, Inc., Davis Variable Account Fund, Inc., Evergreen Variable Trust, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Putnam Variable Trust, Alliance Variable Products Series Fund, Inc. and One Group Investment Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, on February 26, 2001, Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK:
0000356494); on February 26, 2001, Variable Insurance Products Fund II filed its annual report with the Commission via EDGAR (CIK: 0000831016); on February 26, 2001, Variable Insurance Products Fund III filed its annual report with the Commission via EDGAR (CIK: 0000927384); on March 9, 2001, AIM Variable Insurance Funds, Inc. filed its annual report with the Commission via EDGAR (CIK:
0000896435); on February 23, 2001, Dreyfus Stock Index Fund filed its annual report with the Commission via EDGAR (CIK: 0000846800); on February 28, 2001, Dreyfus Variable Investment Fund filed its annual report with the Commission via EDGAR (CIK: 0000813383); on February 14, 2001, MFS Variable Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 0000918571); on March 9, 2001, Oppenheimer Variable Account Funds filed its annual report with the Commission via EDGAR (CIK: 0000752737); on March 6, 2001, Transamerica Variable Insurance Fund, Inc. filed its annual report with the Commission
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Securities and Exchange Commission
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March 16, 2001



via EDGAR (CIK: 0001002786); on February 26, 2001, WRL Series Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000778207); on February 21, 2001, Davis Variable Account Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0001084060); on February 21, 2001, Evergreen Variable Trust filed its annual report with the Commission via EDGAR (CIK: 0000928754); on March 5, 2001, Federated Insurance Series filed its annual report with the Commission via EDGAR (CIK: 0000912577); on March 2, 2001, Franklin Templeton Variable Insurance Products Trust filed its annual report with the Commission via EDGAR (CIK: 0000837274); on March 12, 2001 Putnam Variable Trust filed its annual report with the Commission via EDGAR (CIK: 0000822671); on February 27, 2001 (Premier Growth Portfolio) Alliance Variable Products Series Fund filed its annual report with the Commission via EDGAR (CIK: 0000825316) and on February 28, 2001 (Technology Portfolio) Alliance Variable Products Series Fund filed its annual report with the Commission via EDGAR (CIK: 0000825316); and on February 20, 2001, One Group Investment Trust filed its annual report with the Commission via EDGAR (CIK: 0000909221). To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company
(formerly PFL Life Insurance Company)

/s/ Frank A. Camp
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Frank A. Camp
Division General Counsel
Financial Markets Division